Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 144,188,868	$ 128,354,635
Total Assets	144,188,868	128,354,635
Net assets available for benefits	144,188,868	128,354,635
Money market fund
Investments, at fair value:
Total investments	6,767,841	7,491,492
Mutual funds
Investments, at fair value:
Total investments	123,475,784	107,035,758
S&T Bancorp, Inc. common stock
Investments, at fair value:
Total investments	$ 13,945,243	$ 13,827,385